Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
OPERATING ACTIVITIES
Net income (loss)	$ 41,362	$ (52,548)	$ (58,023)
Non-cash items:
Depreciation and amortization	124,002	118,514	100,481
(Loss) gain and write-down on sale of vessels (note 21)	(5,544)	170	(12,984)
Unrealized gain (loss) on derivative instruments (note 13)	5,247	(579)	(937)
Equity (income) loss (note 7)	(2,345)	(1,220)	25,370
Income tax expense (note 22)	(20,103)	(9,412)	(5,330)
Other	4,044	5,659	3,449
Change in operating assets and liabilities (note 18)	(30,432)	(54,952)	6,590
Expenditures for dry docking	(48,250)	(27,972)	(14,069)
Net operating cash flow	117,661	(7,263)	80,489
FINANCING ACTIVITIES
Proceeds from short-term debt (note 10)	200,000	0	0
Proceeds from long-term debt, net of issuance costs	57,086	81,397	232,825
Repayments of long-term debt	(101,107)	(165,365)	(109,006)
Prepayment of long-term debt	(135,110)	(137,717)	(443,796)
Prepayment of short-term debt (note 10)	150,000	0	0
Proceeds from financing related to sales and leasebacks of vessels (note 12)	63,720	241,339	153,000
Scheduled repayments of obligations related to finance leases (note 12)	(24,221)	(14,958)	(4,090)
Cash dividends paid	0	(8,052)	(20,679)
Proceeds from equity offerings, net of offering costs (note 5)	0	0	8,521
Proceeds from issuance of common stock, net of share issuance costs (note 5)	0	0	5,000
Other	(126)	(92)	(241)
Net financing cash flow	(89,758)	(3,448)	(178,466)
INVESTING ACTIVITIES
Proceeds from the sales of vessels and equipment (note 21)	20,008	589	52,131
Expenditures for vessels and equipment	(11,628)	(5,827)	(4,732)
Loan repayments from equity-accounted for investment (note 7)	0	0
Return of capital from equity-accounted for investments	0		0
Cash acquired in TIL acquisition, net of transaction fees (note 24)	0	0
Net investing cash flow	8,380	(4,492)	78,780
Increase (decrease) in cash, cash equivalents and restricted cash	36,283	(15,203)	(19,197)
Cash, cash equivalents and restricted cash, beginning of the year	60,507	75,710	94,907
Cash, cash equivalents and restricted cash, end of the year (note 18d)	96,790	60,507	75,710
Tanker Investments Limited [Member]
INVESTING ACTIVITIES
Cash acquired in TIL acquisition, net of transaction fees (note 24)			30,831
Highq Joint Venture [Member]
INVESTING ACTIVITIES
Loan repayments from equity-accounted for investment (note 7)			(550)
Gemini Tankers L.L.C. [Member]
INVESTING ACTIVITIES
Return of capital from equity-accounted for investments		746
Freight Tax [Member] [Member]
Non-cash items:
Income tax expense (note 22)	$ (18,489)	$ (6,005)	$ (4,644)